TRADE AND OTHER PAYABLES (CURRENT)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
TRADE AND OTHER PAYABLES (CURRENT)

18. TRADE AND OTHER PAYABLES (CURRENT)

	2023 A$	2022 A$
Trade payables	837,952	1,153,856
Accrued expenses	618,163	953,439
Other payables	161,218	15,084
Total current trade and other payables	1,617,333	2,122,379